Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Mining	Non-producing	Plant and	Corporate office
	interests	properties	equipment	equipment	Total
Cost
Balance at January 1, 2017	$67,571	$77,390	$40,013	$81	$185,055
Asset additions	5,233	5,526	8,795	3	19,557
Property purchase option acquired	-	7,108	-	-	7,108
Change in decommissioning provision	(37)	38	-	-	1
Reclassification	31,595	(31,595)	-	-	-
Balance at December 31, 2017	104,362	58,467	48,808	84	211,721
Asset additions	6,489	-	4,467	10	10,966
Property purchase option acquired	-	2,000	-	-	2,000
Change in decommissioning provision	(110)	-	-	-	(110)
Balance at September 30, 2018	$110,741	$60,467	$53,275	$94	$224,577

Accumulated depreciation and depletion
Balance at January 1, 2017	$31,410	$50,502	$22,566	$29	$104,507
Depreciation/depletion for the year	3,438	-	3,261	10	6,709
Write-down of equipment	-	-	204	-	204
Balance at December 31, 2017	34,848	50,502	26,031	39	111,420
Depreciation/depletion for the period	4,439	-	2,599	6	7,044
Write-down of equipment	-	-	65	-	65
Balance at September 30, 2018	$39,287	$50,502	$28,695	$45	$118,529

Carrying value
at December 31, 2017	$69,514	$7,965	$22,777	$45	$100,301
at September 30, 2018	$71,454	$9,965	$24,580	$49	$106,048